Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 85,317	$ 104,577
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments	$ 68,628,702	$ 71,322,737